CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Common Shares Issued, issuance costs	$ 2.3	$ 0.7	$ 0.7